Subsequent Events - Additional Information (Detail) $ / shares in Units, $ in Thousands							9 Months Ended		12 Months Ended
	Jan. 01, 2021	Dec. 29, 2020 USD ($) ft²	Oct. 14, 2020 USD ($) $ / shares shares	Oct. 06, 2020 $ / shares shares	Sep. 23, 2020 shares	Sep. 17, 2020 USD ($) $ / shares shares	Sep. 30, 2020 USD ($) $ / shares shares	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 $ / shares shares	May 31, 2016	Mar. 31, 2016
Subsequent Event [Line Items]
Common stock, shares authorized							227,000,000		227,000,000	107,000,000
Common stock, par or stated value per share | $ / shares							$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, par or stated value per share | $ / shares							$ 0.0001
Proceeds from issuance of Series B preferred stock and tranche liability | $							$ 35,826	$ 47,303	$ 53,328
Lease term											7 years	7 years
Common stock reserved for future issuance							17,173,667		13,807,899
Aggregate number of outstanding shares of common stock					1.00%
2020 Plan [Member] | Restricted stock [Member]
Subsequent Event [Line Items]
Common stock reserved for future issuance					2,800,000
Share based payment award description					The number of shares reserved for issuance under the 2020 Plan will increase automatically on January 1 of each of 2021 through 2030 by the number of shares equal to the lesser of 5% of the aggregate number of outstanding shares of common stock as of the immediately preceding December 31, or a number as may be determined by the board of directors.
Aggregate number of outstanding shares of common stock	5.00%
Common Stock [Member]
Subsequent Event [Line Items]
Convertible preferred stock, shares							14,951,519
Subsequent Event [Member]
Subsequent Event [Line Items]
Gross proceeds from issuance initial public offering | $			$ 98,400
Proceeds from issuance of initial public offer | $			$ 88,300
Common stock, shares authorized			100,000,000
Preferred stock, shares authorized			10,000,000	10,000,000
Common stock, par or stated value per share | $ / shares			$ 0.0001
Preferred stock, par or stated value per share | $ / shares			$ 0.0001	$ 0.0001
Issuance of Series B preferred stock (Shares)						41,690,117
Share Price | $ / shares						$ 0.8597
Proceeds from issuance of Series B preferred stock and tranche liability | $						$ 35,800
Extended lease term		10 years
Total lease commitment | $		$ 72,000
Lease term		15 years
Pledged letter of credit | $		$ 2,900
Aggregate number of outstanding shares of common stock					1.00%
Subsequent Event [Member] | 2020 Plan [Member] | Restricted stock [Member]
Subsequent Event [Line Items]
Common stock reserved for future issuance					2,800,000
Share based payment award description					The number of shares reserved for issuance under the 2020 Plan will increase automatically on January 1 of each of 2021 through 2030 by the number of shares equal to the lesser of 5% of the aggregate number of outstanding shares of common stock as of the immediately preceding December 31, or a number as may be determined by the board of directors.
Aggregate number of outstanding shares of common stock					5.00%
Subsequent Event [Member] | POD 4 [Member]
Subsequent Event [Line Items]
Rent expense | $		100
Increase in rent expense | $		$ 200
Lease space | ft²		33,518
Subsequent Event [Member] | POD 5 [Member]
Subsequent Event [Line Items]
Rent expense | $		$ 200
Increase in rent expense | $		$ 300
Lease space | ft²		54,666
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Convertible preferred stock, shares				14,951,519
Subsequent Event [Member] | IPO [Member]
Subsequent Event [Line Items]
Stock issued during period, shares, new issues				5,800,000
Share issue price | $ / shares				$ 15.00
Subsequent Event [Member] | Over-Allotment Option [Member]
Subsequent Event [Line Items]
Stock issued during period, shares, new issues			757,991
Share issue price | $ / shares			$ 15.00